UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2012

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2012


[LOGO OF USAA]
    USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 ===========================================

       ANNUAL REPORT
       USAA S&P 500 INDEX FUND
       MEMBER SHARES o REWARD SHARES
       DECEMBER 31, 2012

 ===========================================

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

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PRESIDENT'S MESSAGE

"OVERALL, OUR OUTLOOK IS CAUTIOUS.
DESPITE SOME SIGNS OF IMPROVEMENT,                 [PHOTO OF DANIEL S. McNAMARA]
THE U.S. ECONOMY REMAINS FRAGILE."

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FEBRUARY 2013

The financial markets recorded robust results during the one-year reporting period, with almost every asset class generating a positive return. U.S., international, and emerging markets stocks posted double-digit gains, as did many riskier fixed-income classes, including investment-grade bonds and high-yield bonds.

The results came despite mixed economic data, political uncertainty, and record low interest rates. Investors were optimistic at the beginning of 2012 as the U.S. economy -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank (ECB) continued its version of quantitative easing, flooding the European banking system with euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. Europe was in a recession and economic growth slowed in China. Market sentiment, however, remained upbeat, perhaps in anticipation of additional stimulative action by global central banks.

And indeed, during September, the Federal Reserve (the Fed) announced a third round of quantitative easing (QE3) to help boost U.S. economic growth. In QE3, the Fed made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed went even further in December, making another open-ended commitment -- in this case, to buy long-term U.S. Treasury securities every month starting in January 2013.

Across the Atlantic, the ECB announced a new quantitative easing program, extending a number of its liquidity operations to help the financial markets

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

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deal with the effects of the European sovereign debt crisis. This action also gave European Union (EU) policymakers time to address the problems of the EU's weakest members, many of which are weighed down by a staggering amount of debt. At the time of this writing, a lasting solution remains elusive and major sticking points are left, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

Meanwhile, the U.S. election campaign built to a crescendo. In the end, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acted, $600 to $700 billion in tax hikes and spending cuts were scheduled to take effect on January 1, 2013. (At the time of this writing, a temporary solution is in place and I am guardedly optimistic that some kind of long-term agreement will be reached. Whatever happens, I expect various tax increases and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.)

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. In the long term, I am optimistic. First, the United States is becoming increasingly energy self-reliant, using newly discovered natural gas and oil resources. Second, the housing market is improving and has begun to have a positive impact on the economy as a whole. Third, many companies that reduced their capital expenditures in 2012 because of political and economic uncertainties will eventually start reinvesting in their own growth. In the short term, however, I am troubled about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero.

Going forward, we will continue working hard on your behalf. From everyone at USAA Asset Management Company, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

    Distributions to Shareholders                                             9

    Report of Independent Registered Public Accounting Firm                  10

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        32

    Financial Statements                                                     34

    Notes to Financial Statements                                            37

EXPENSE EXAMPLE                                                              54

TRUSTEES' AND OFFICERS' INFORMATION                                          56

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA S&P 500 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE S&P 500(R) INDEX. THE S&P 500 INDEX EMPHASIZES STOCKS OF LARGE U.S. COMPANIES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o HOW DID THE USAA S&P 500 INDEX FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund closely tracked its benchmark, the broad-based S&P 500(R) Index (the Index), for the period ended December 31, 2012. The USAA S&P 500 Index Fund Member Shares and Reward Shares returned 15.75% and 15.86%, respectively, during the reporting period versus the Index which returned 16.00%. The Index is a group of large-company stocks that is not available for direct investment.

o   WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

    U.S. equities outpaced international-developed equities during the first three quarters of the year, as strong corporate earnings and the easing of negativity surrounding the U.S. economic outlook pushed investors towards risk assets. Central bank largesse helped to ease investors' appetite for risk and pushed those searching for a decent yield toward large-cap stocks.

    However, U.S. equities fell behind international-developed equities during the fourth quarter, narrowing the gap between their returns for the year, as "fiscal cliff" fear and uncertainty over the U.S. election led to a sharp October sell-off in U.S. markets. During this time, economists nationwide cut U.S. growth expectations for 2013, and fear mounted that the United States might contract into another recession if congressmen on both sides of the aisle were unable to reach a bargain to avert the cliff. However, U.S. equities improved in November and December as the domestic economic picture lightened. For instance, housing sales, prices

    Refer to pages 5 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA S&P 500 INDEX FUND

================================================================================

    and new-build activity, showed tangible improvement in a sector of the economy that has long been dormant. Additionally, executives who are responsible for purchases have been forecasted by the Institute for Supply Management to increase their capital expenditures in 2013. These positives helped the market, but were not enough to erase all of the losses that U.S. large-cap stocks had experienced in October.

    While a congressional bargain that extends the Bush era tax cuts for most Americans did come to pass on January 1, 2013, the lack of a bargain to deal with spending cuts means that the federal budget will continue to be a hot issue into the year. Market volatility likely will continue to follow budget negotiation news out of Capitol Hill, but improvements in housing and strong corporate balance sheets should lead to growth in U.S. equities provided congressional leaders can work out their differences.

o   PLEASE DESCRIBE SECTOR PERFORMANCE.

    The top performing sectors in the Index were Financials and Consumer Discretionary, which returned 28.82% and 23.92%, respectively. Energy and Utilities exhibited the weakest returns of 4.61% and 1.29%, respectively.

o   WHAT INVESTMENT STRATEGIES WILL YOU PURSUE FOR THE FUND IN 2013?

    We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

    Thank you for your investment in the Fund.

    INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES (MEMBER SHARES) (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                          12/31/12                  12/31/11
--------------------------------------------------------------------------------
Net Assets                            $2,116.2 Million          $1,968.0 Million
Net Asset Value Per Share                  $20.34                    $18.83

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12*
--------------------------------------------------------------------------------
    1 Year                           5 Years                        10 Years
    15.75%                            1.44%                          6.84%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/11**
--------------------------------------------------------------------------------
  Before Reimbursement    0.34%                  After Reimbursement    0.26%

               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

*Returns for the Member Shares exclude the account maintenance fee.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Member Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.25% of the Member Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on acounts of less than $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

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4  | USAA S&P 500 INDEX FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  MEMBER SHARES

                           USAA S&P 500 INDEX                     S&P 500
                           FUND MEMBER SHARES                      INDEX
12/31/2002                    $10,000.00                        $10,000.00
 1/31/2003                      9,727.89                          9,738.04
 2/28/2003                      9,584.28                          9,591.93
 3/31/2003                      9,667.26                          9,685.06
 4/30/2003                     10,464.02                         10,482.82
 5/31/2003                     11,010.36                         11,035.13
 6/30/2003                     11,142.76                         11,175.90
 7/31/2003                     11,340.65                         11,372.95
 8/31/2003                     11,553.76                         11,594.75
 9/30/2003                     11,424.31                         11,471.62
10/31/2003                     12,073.85                         12,120.57
11/30/2003                     12,173.20                         12,227.21
12/31/2003                     12,805.30                         12,868.46
 1/31/2004                     13,035.33                         13,104.66
 2/29/2004                     13,211.69                         13,286.81
 3/31/2004                     13,011.79                         13,086.36
 4/30/2004                     12,804.16                         12,880.92
 5/31/2004                     12,973.34                         13,057.69
 6/30/2004                     13,222.00                         13,311.59
 7/31/2004                     12,782.29                         12,871.02
 8/31/2004                     12,828.58                         12,923.08
 9/30/2004                     12,962.31                         13,063.05
10/31/2004                     13,163.64                         13,262.61
11/30/2004                     13,690.18                         13,799.24
12/31/2004                     14,150.75                         14,268.81
 1/31/2005                     13,807.70                         13,921.01
 2/28/2005                     14,096.17                         14,213.96
 3/31/2005                     13,845.03                         13,962.26
 4/30/2005                     13,578.93                         13,697.46
 5/31/2005                     14,009.39                         14,133.29
 6/30/2005                     14,027.30                         14,153.35
 7/31/2005                     14,545.96                         14,679.69
 8/31/2005                     14,412.37                         14,545.76
 9/30/2005                     14,526.90                         14,663.57
10/31/2005                     14,282.28                         14,419.11
11/30/2005                     14,818.85                         14,964.48
12/31/2005                     14,825.43                         14,969.61
 1/31/2006                     15,213.91                         15,366.05
 2/28/2006                     15,253.55                         15,407.75
 3/31/2006                     15,442.09                         15,599.53
 4/30/2006                     15,641.09                         15,809.00
 5/31/2006                     15,195.34                         15,353.99
 6/30/2006                     15,212.76                         15,374.81
 7/31/2006                     15,300.70                         15,469.65
 8/31/2006                     15,660.43                         15,837.72
 9/30/2006                     16,062.74                         16,245.86
10/31/2006                     16,584.52                         16,775.24
11/30/2006                     16,897.59                         17,094.24
12/31/2006                     17,128.58                         17,334.03
 1/31/2007                     17,386.64                         17,596.19
 2/28/2007                     17,047.94                         17,252.02
 3/31/2007                     17,234.93                         17,444.98
 4/30/2007                     17,996.24                         18,217.71
 5/31/2007                     18,619.88                         18,853.42
 6/30/2007                     18,312.08                         18,540.21
 7/31/2007                     17,742.88                         17,965.37
 8/31/2007                     18,003.08                         18,234.67
 9/30/2007                     18,676.58                         18,916.63
10/31/2007                     18,970.57                         19,217.53
11/30/2007                     18,170.26                         18,414.11
12/31/2007                     18,040.04                         18,286.36
 1/31/2008                     16,956.66                         17,189.52
 2/29/2008                     16,406.75                         16,631.10
 3/31/2008                     16,327.01                         16,559.29
 4/30/2008                     17,126.87                         17,365.78
 5/31/2008                     17,341.26                         17,590.71
 6/30/2008                     15,877.67                         16,107.75
 7/31/2008                     15,745.08                         15,972.35
 8/31/2008                     15,968.82                         16,203.38
 9/30/2008                     14,538.22                         14,759.54
10/31/2008                     12,097.13                         12,280.71
11/30/2008                     11,222.34                         11,399.51
12/31/2008                     11,341.38                         11,520.81
 1/31/2009                     10,384.37                         10,549.76
 2/28/2009                      9,276.26                          9,426.44
 3/31/2009                     10,089.23                         10,252.15
 4/30/2009                     11,052.52                         11,233.38
 5/31/2009                     11,669.36                         11,861.70
 6/30/2009                     11,694.29                         11,885.23
 7/31/2009                     12,577.52                         12,784.19
 8/31/2009                     13,027.63                         13,245.76
 9/30/2009                     13,510.80                         13,740.03
10/31/2009                     13,254.91                         13,484.78
11/30/2009                     14,048.16                         14,293.64
12/31/2009                     14,321.62                         14,569.73
 1/31/2010                     13,807.38                         14,045.60
 2/28/2010                     14,227.34                         14,480.70
 3/31/2010                     15,089.30                         15,354.53
 4/30/2010                     15,321.57                         15,596.94
 5/31/2010                     14,091.37                         14,351.52
 6/30/2010                     13,350.12                         13,600.24
 7/31/2010                     14,283.33                         14,553.11
 8/31/2010                     13,635.27                         13,896.13
 9/30/2010                     14,847.98                         15,136.28
10/31/2010                     15,412.05                         15,712.20
11/30/2010                     15,412.05                         15,714.22
12/31/2010                     16,442.61                         16,764.42
 1/31/2011                     16,826.22                         17,161.77
 2/28/2011                     17,401.62                         17,749.71
 3/31/2011                     17,397.99                         17,756.77
 4/30/2011                     17,915.37                         18,282.65
 5/31/2011                     17,704.91                         18,075.70
 6/30/2011                     17,412.41                         17,774.39
 7/31/2011                     17,051.30                         17,412.95
 8/31/2011                     16,117.70                         16,467.05
 9/30/2011                     14,983.01                         15,309.43
10/31/2011                     16,620.26                         16,982.65
11/30/2011                     16,576.01                         16,945.12
12/31/2011                     16,742.20                         17,118.45
 1/31/2012                     17,489.07                         17,885.62
 2/29/2012                     18,244.82                         18,659.03
 3/31/2012                     18,837.10                         19,273.09
 4/30/2012                     18,720.93                         19,152.11
 5/31/2012                     17,586.06                         18,001.05
 6/30/2012                     18,311.38                         18,742.74
 7/31/2012                     18,562.83                         19,003.06
 8/31/2012                     18,975.94                         19,431.06
 9/30/2012                     19,465.35                         19,933.19
10/31/2012                     19,095.35                         19,565.13
11/30/2012                     19,203.65                         19,678.63
12/31/2012                     19,379.51                         19,858.00

                                   [END CHART]

                         Data from 12/31/02 to 12/31/12.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES (REWARD SHARES) (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                         12/31/12                    12/31/11
--------------------------------------------------------------------------------
Net Assets                            $1,173.6 Million          $1,316.8 Million
Net Asset Value Per Share                 $20.34                     $18.83

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
    1 Year                            5 Years                        10 Years
    15.86%                             1.57%                          6.98%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/11*
--------------------------------------------------------------------------------
  Before Reimbursement    0.25%                  After Reimbursement    0.16%

               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

*The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through May 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Reward Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.15% of the Reward Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after May 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Reward Shares are currently offered for sale to qualified shareholders, a USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                  REWARD SHARES

                                S&P 500                     USAA S&P 500 INDEX
                                 INDEX                      FUND REWARD SHARES
12/31/2002                    $10,000.00                        $10,000.00
 1/31/2003                      9,738.04                          9,727.89
 2/28/2003                      9,591.93                          9,584.28
 3/31/2003                      9,685.06                          9,677.07
 4/30/2003                     10,482.82                         10,466.41
 5/31/2003                     11,035.13                         11,012.88
 6/30/2003                     11,175.90                         11,151.31
 7/31/2003                     11,372.95                         11,349.36
 8/31/2003                     11,594.75                         11,562.63
 9/30/2003                     11,471.62                         11,438.41
10/31/2003                     12,120.57                         12,088.75
11/30/2003                     12,227.21                         12,188.22
12/31/2003                     12,868.46                         12,826.63
 1/31/2004                     13,104.66                         13,057.05
 2/29/2004                     13,286.81                         13,241.39
 3/31/2004                     13,086.36                         13,038.79
 4/30/2004                     12,880.92                         12,830.72
 5/31/2004                     13,057.69                         13,000.26
 6/30/2004                     13,311.59                         13,257.21
 7/31/2004                     12,871.02                         12,816.34
 8/31/2004                     12,923.08                         12,862.75
 9/30/2004                     13,063.05                         13,002.04
10/31/2004                     13,262.61                         13,196.22
11/30/2004                     13,799.24                         13,732.15
12/31/2004                     14,268.81                         14,194.90
 1/31/2005                     13,921.01                         13,850.78
 2/28/2005                     14,213.96                         14,140.15
 3/31/2005                     13,962.26                         13,889.02
 4/30/2005                     13,697.46                         13,629.93
 5/31/2005                     14,133.29                         14,061.75
 6/30/2005                     14,153.35                         14,075.34
 7/31/2005                     14,679.69                         14,603.66
 8/31/2005                     14,545.76                         14,469.61
 9/30/2005                     14,663.57                         14,580.55
10/31/2005                     14,419.11                         14,335.03
11/30/2005                     14,964.48                         14,881.50
12/31/2005                     14,969.61                         14,884.08
 1/31/2006                     15,366.05                         15,274.09
 2/28/2006                     15,407.75                         15,313.88
 3/31/2006                     15,599.53                         15,506.73
 4/30/2006                     15,809.00                         15,714.56
 5/31/2006                     15,353.99                         15,258.95
 6/30/2006                     15,374.81                         15,280.73
 7/31/2006                     15,469.65                         15,377.09
 8/31/2006                     15,837.72                         15,738.43
 9/30/2006                     16,245.86                         16,146.39
10/31/2006                     16,775.24                         16,670.62
11/30/2006                     17,094.24                         16,985.16
12/31/2006                     17,334.03                         17,221.72
 1/31/2007                     17,596.19                         17,481.06
 2/28/2007                     17,252.02                         17,140.67
 3/31/2007                     17,444.98                         17,324.58
 4/30/2007                     18,217.71                         18,097.99
 5/31/2007                     18,853.42                         18,724.87
 6/30/2007                     18,540.21                         18,411.85
 7/31/2007                     17,965.37                         17,839.55
 8/31/2007                     18,234.67                         18,109.35
 9/30/2007                     18,916.63                         18,782.54
10/31/2007                     19,217.53                         19,078.19
11/30/2007                     18,414.11                         18,281.56
12/31/2007                     18,286.36                         18,155.49
 1/31/2008                     17,189.52                         17,065.66
 2/29/2008                     16,631.10                         16,504.24
 3/31/2008                     16,559.29                         16,436.27
 4/30/2008                     17,365.78                         17,232.78
 5/31/2008                     17,590.71                         17,456.79
 6/30/2008                     16,107.75                         15,990.05
 7/31/2008                     15,972.35                         15,848.25
 8/31/2008                     16,203.38                         16,081.81
 9/30/2008                     14,759.54                         14,647.95
10/31/2008                     12,280.71                         12,181.46
11/30/2008                     11,399.51                         11,308.96
12/31/2008                     11,520.81                         11,425.46
 1/31/2009                     10,549.76                         10,469.81
 2/28/2009                      9,426.44                          9,353.48
 3/31/2009                     10,252.15                         10,167.79
 4/30/2009                     11,233.38                         11,147.10
 5/31/2009                     11,861.70                         11,768.75
 6/30/2009                     11,885.23                         11,789.85
 7/31/2009                     12,784.19                         12,680.30
 8/31/2009                     13,245.76                         13,142.65
 9/30/2009                     13,740.03                         13,626.44
10/31/2009                     13,484.78                         13,376.96
11/30/2009                     14,293.64                         14,177.00
12/31/2009                     14,569.73                         14,450.04
 1/31/2010                     14,045.60                         13,931.18
 2/28/2010                     14,480.70                         14,363.56
 3/31/2010                     15,354.53                         15,230.04
 4/30/2010                     15,596.94                         15,464.48
 5/31/2010                     14,351.52                         14,231.49
 6/30/2010                     13,600.24                         13,480.40
 7/31/2010                     14,553.11                         14,431.45
 8/31/2010                     13,896.13                         13,777.06
 9/30/2010                     15,136.28                         15,007.41
10/31/2010                     15,712.20                         15,577.20
11/30/2010                     15,714.22                         15,577.20
12/31/2010                     16,764.42                         16,616.37
 1/31/2011                     17,161.77                         17,004.03
 2/28/2011                     17,749.71                         17,585.51
 3/31/2011                     17,756.77                         17,597.36
 4/30/2011                     18,282.65                         18,111.54
 5/31/2011                     18,075.70                         17,907.64
 6/30/2011                     17,774.39                         17,608.40
 7/31/2011                     17,412.95                         17,243.22
 8/31/2011                     16,467.05                         16,308.03
 9/30/2011                     15,309.43                         15,156.44
10/31/2011                     16,982.65                         16,812.63
11/30/2011                     16,945.12                         16,776.82
12/31/2011                     17,118.45                         16,941.23
 1/31/2012                     17,885.62                         17,705.97
 2/29/2012                     18,659.03                         18,461.72
 3/31/2012                     19,273.09                         19,074.48
 4/30/2012                     19,152.11                         18,947.86
 5/31/2012                     18,001.05                         17,808.28
 6/30/2012                     18,742.74                         18,537.90
 7/31/2012                     19,003.06                         18,792.46
 8/31/2012                     19,431.06                         19,210.68
 9/30/2012                     19,933.19                         19,711.07
10/31/2012                     19,565.13                         19,345.54
11/30/2012                     19,678.63                         19,455.20
12/31/2012                     19,858.00                         19,628.81

                                   [END CHART]

                      Data from 12/31/02 to 12/31/12.

                      See page 5 for benchmark definitions.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                               o TOP 10 HOLDINGS o
                                 AS OF 12/31/12
                                (% of Net Assets)

Apple, Inc. ............................................................... 3.9%
Exxon Mobil Corp. ......................................................... 3.1%
General Electric Co. ...................................................... 1.7%
Chevron Corp. ............................................................. 1.7%
International Business Machines Corp. ..................................... 1.6%
Microsoft Corp. ........................................................... 1.6%
Johnson & Johnson ......................................................... 1.5%
AT&T, Inc. ................................................................ 1.5%
Google, Inc. "A" .......................................................... 1.5%
Procter & Gamble Co. ...................................................... 1.4%

You will find a complete list of securities that the Fund owns on pages 11-31.

                      o SECTOR ALLOCATION* -- 12/31/2012 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                     19.0%
FINANCIALS                                                                 15.5%
HEALTH CARE                                                                12.0%
CONSUMER DISCRETIONARY                                                     11.4%
ENERGY                                                                     10.9%
CONSUMER STAPLES                                                           10.6%
INDUSTRIALS                                                                10.1%
MATERIALS                                                                   3.6%
UTILITIES                                                                   3.4%
TELECOMMUNICATION SERVICES                                                  3.0%

                                   [END CHART]

* Excludes money market instruments.

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

99.00% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2012, the Fund hereby designates 100% of its net taxable income as qualified dividends taxed at individual net capital gain rates.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $155,900,000 as long-term capital gains for the fiscal year ended December 31, 2012.

For the fiscal year ended December 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $12,000 as qualifying interest income.

================================================================================

                                              DISTRIBUTIONS TO SHAREHOLDERS |  9

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA S&P 500 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 19, 2013

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2012

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               COMMON STOCKS (99.5%)

               CONSUMER DISCRETIONARY (11.4%)
               -----------------------------
               ADVERTISING (0.1%)
   110,135     Interpublic Group of Companies, Inc.                           $    1,214
    68,025     Omnicom Group, Inc.                                                 3,398
                                                                              ----------
                                                                                   4,612
                                                                              ----------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    72,701     Coach, Inc.                                                         4,036
    14,047     Fossil, Inc.*                                                       1,308
    15,719     Ralph Lauren Corp.                                                  2,356
    22,587     VF Corp.                                                            3,410
                                                                              ----------
                                                                                  11,110
                                                                              ----------
               APPAREL RETAIL (0.6%)
    20,778     Abercrombie & Fitch Co. "A"                                           997
    76,481     Gap, Inc.                                                           2,374
    61,854     Limited Brands, Inc.                                                2,911
    57,054     Ross Stores, Inc.                                                   3,089
   187,149     TJX Companies, Inc.                                                 7,944
    28,446     Urban Outfitters, Inc.*                                             1,120
                                                                              ----------
                                                                                  18,435
                                                                              ----------
               AUTO PARTS & EQUIPMENT (0.3%)
    30,108     BorgWarner, Inc.*                                                   2,156
    75,669     Delphi Automotive plc*                                              2,895
   175,352     Johnson Controls, Inc.                                              5,383
                                                                              ----------
                                                                                  10,434
                                                                              ----------
               AUTOMOBILE MANUFACTURERS (0.4%)
   981,791     Ford Motor Co.                                                     12,714
                                                                              ----------
               AUTOMOTIVE RETAIL (0.3%)
    10,604     AutoNation, Inc.*                                                     421
     9,466     AutoZone, Inc.*                                                     3,355
    59,478     CarMax, Inc.*                                                       2,233
    29,438     O'Reilly Automotive, Inc.*                                          2,632
                                                                              ----------
                                                                                   8,641
                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               BROADCASTING (0.3%)
   152,597     CBS Corp. "B"                                                  $    5,806
    61,401     Discovery Communications, Inc. "A"*                                 3,898
    22,173     Scripps Networks Interactive "A"                                    1,284
                                                                              ----------
                                                                                  10,988
                                                                              ----------
               CABLE & SATELLITE (1.3%)
    55,993     Cablevision Systems Corp. "A"                                         836
   682,689     Comcast Corp. "A"                                                  25,519
   155,257     DIRECTV*                                                            7,788
    77,504     Time Warner Cable, Inc.                                             7,533
                                                                              ----------
                                                                                  41,676
                                                                              ----------
               CASINOS & GAMING (0.1%)
    67,511     International Game Technology                                         956
    20,382     Wynn Resorts Ltd.                                                   2,293
                                                                              ----------
                                                                                   3,249
                                                                              ----------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
    67,352     Best Buy Co., Inc.                                                    798
    31,138     GameStop Corp. "A"                                                    781
                                                                              ----------
                                                                                   1,579
                                                                              ----------
               CONSUMER ELECTRONICS (0.1%)
    27,986     Garmin Ltd.                                                         1,142
    17,447     Harman International Industries, Inc.                                 779
                                                                              ----------
                                                                                   1,921
                                                                              ----------
               DEPARTMENT STORES (0.3%)
    36,760     J.C. Penney Co., Inc.                                                 725
    54,211     Kohl's Corp.                                                        2,330
   101,540     Macy's, Inc.                                                        3,962
    39,195     Nordstrom, Inc.                                                     2,097
                                                                              ----------
                                                                                   9,114
                                                                              ----------
               DISTRIBUTORS (0.1%)
    39,922     Genuine Parts Co.                                                   2,538
                                                                              ----------
               EDUCATION SERVICES (0.0%)
    25,905     Apollo Group, Inc. "A"*                                               542
                                                                              ----------
               FOOTWEAR (0.3%)
   187,524     NIKE, Inc. "B"                                                      9,676
                                                                              ----------
               GENERAL MERCHANDISE STORES (0.5%)
    14,478     Big Lots, Inc.*                                                       412
    67,029     Dollar General Corp.*                                               2,955
    58,611     Dollar Tree, Inc.*                                                  2,377

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
    24,873     Family Dollar Stores, Inc.                                     $    1,577
   167,137     Target Corp.                                                        9,890
                                                                              ----------
                                                                                  17,211
                                                                              ----------
               HOME FURNISHINGS (0.0%)
    36,569     Leggett & Platt, Inc.                                                 995
                                                                              ----------
               HOME IMPROVEMENT RETAIL (1.0%)
   383,983     Home Depot, Inc.                                                   23,749
   288,895     Lowe's Companies, Inc.                                             10,262
                                                                              ----------
                                                                                  34,011
                                                                              ----------
               HOMEBUILDING (0.1%)
    71,188     D.R. Horton, Inc.                                                   1,408
    42,269     Lennar Corp. "A"                                                    1,635
    87,161     Pulte Group, Inc.*                                                  1,583
                                                                              ----------
                                                                                   4,626
                                                                              ----------
               HOMEFURNISHING RETAIL (0.1%)
    58,720     Bed Bath & Beyond, Inc.*                                            3,283
                                                                              ----------
               HOTELS, RESORTS & CRUISE LINES (0.3%)
   114,550     Carnival Corp.                                                      4,212
    63,156     Marriott International, Inc. "A"                                    2,354
    49,990     Starwood Hotels & Resorts Worldwide, Inc.                           2,867
    36,508     Wyndham Worldwide Corp.                                             1,943
                                                                              ----------
                                                                                  11,376
                                                                              ----------
               HOUSEHOLD APPLIANCES (0.1%)
    20,090     Whirlpool Corp.                                                     2,044
                                                                              ----------
               HOUSEWARES & SPECIALTIES (0.1%)
    75,105     Newell Rubbermaid, Inc.                                             1,673
                                                                              ----------
               INTERNET RETAIL (1.1%)
    93,128     Amazon.com, Inc.*                                                  23,388
    24,015     Expedia, Inc.                                                       1,476
    14,196     Netflix, Inc.*                                                      1,317
    12,772     Priceline.com, Inc.*                                                7,934
    28,100     TripAdvisor, Inc.*                                                  1,179
                                                                              ----------
                                                                                  35,294
                                                                              ----------
               LEISURE PRODUCTS (0.1%)
    30,359     Hasbro, Inc.                                                        1,090
    87,777     Mattel, Inc.                                                        3,214
                                                                              ----------
                                                                                   4,304
                                                                              ----------
               MOTORCYCLE MANUFACTURERS (0.1%)
    58,509     Harley-Davidson, Inc.                                               2,858
                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               MOVIES & ENTERTAINMENT (1.6%)
   518,116     News Corp. "A"                                                 $   13,233
   242,900     Time Warner, Inc.                                                  11,618
   118,745     Viacom, Inc. "B"                                                    6,262
   455,334     Walt Disney Co.                                                    22,671
                                                                              ----------
                                                                                  53,784
                                                                              ----------
               PUBLISHING (0.2%)
    59,647     Gannett Co., Inc.                                                   1,074
    71,219     McGraw-Hill Companies, Inc.                                         3,894
     1,136     Washington Post Co. "B"                                               415
                                                                              ----------
                                                                                   5,383
                                                                              ----------
               RESTAURANTS (1.4%)
     8,156     Chipotle Mexican Grill, Inc.*                                       2,426
    32,821     Darden Restaurants, Inc.                                            1,479
   257,978     McDonald's Corp.                                                   22,756
   191,092     Starbucks Corp.                                                    10,247
   115,791     Yum! Brands, Inc.                                                   7,689
                                                                              ----------
                                                                                  44,597
                                                                              ----------
               SPECIALIZED CONSUMER SERVICES (0.0%)
    70,447     H&R Block, Inc.                                                     1,308
                                                                              ----------
               SPECIALTY STORES (0.2%)
    27,752     PETSMART INC.                                                       1,897
   173,657     Staples, Inc.                                                       1,980
    30,564     Tiffany & Co.                                                       1,752
                                                                              ----------
                                                                                   5,629
                                                                              ----------
               TIRES & RUBBER (0.0%)
    63,115     Goodyear Tire & Rubber Co.*                                           872
                                                                              ----------
               Total Consumer Discretionary                                      376,477
                                                                              ----------
               CONSUMER STAPLES (10.6%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
   168,877     Archer-Daniels-Midland Co.                                          4,625
                                                                              ----------
               BREWERS (0.1%)
    39,999     Molson Coors Brewing Co. "B"                                        1,712
                                                                              ----------
               DISTILLERS & VINTNERS (0.2%)
    40,999     Beam, Inc.                                                          2,505
    38,953     Brown-Forman Corp. "B"                                              2,464
    38,924     Constellation Brands, Inc. "A"*                                     1,377
                                                                              ----------
                                                                                   6,346
                                                                              ----------

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               DRUG RETAIL (0.7%)
   320,369     CVS Caremark Corp.                                             $   15,490
   221,063     Walgreen Co.                                                        8,181
                                                                              ----------
                                                                                  23,671
                                                                              ----------
               FOOD DISTRIBUTORS (0.1%)
   150,433     Sysco Corp.                                                         4,763
                                                                              ----------
               FOOD RETAIL (0.3%)
   131,716     Kroger Co.                                                          3,427
    61,604     Safeway, Inc.                                                       1,114
    44,583     Whole Foods Market, Inc.                                            4,072
                                                                              ----------
                                                                                   8,613
                                                                              ----------
               HOUSEHOLD PRODUCTS (2.2%)
    33,255     Clorox Co.                                                          2,435
   114,269     Colgate-Palmolive Co.                                              11,946
   100,492     Kimberly-Clark Corp.                                                8,485
   702,600     Procter & Gamble Co.                                               47,699
                                                                              ----------
                                                                                  70,565
                                                                              ----------
               HYPERMARKETS & SUPER CENTERS (1.2%)
   111,353     Costco Wholesale Corp.                                             10,998
   429,769     Wal-Mart Stores, Inc.(f)                                           29,323
                                                                              ----------
                                                                                  40,321
                                                                              ----------
               PACKAGED FOODS & MEAT (1.6%)
    46,052     Campbell Soup Co.                                                   1,607
   103,837     ConAgra Foods, Inc.                                                 3,063
    48,931     Dean Foods Co.*                                                       808
   166,008     General Mills, Inc.                                                 6,708
    82,797     H.J. Heinz Co.                                                      4,776
    38,347     Hershey Co.                                                         2,769
    35,142     Hormel Foods Corp.                                                  1,097
    27,909     J.M. Smucker Co.                                                    2,407
    63,257     Kellogg Co.                                                         3,533
   152,701     Kraft Foods Group Inc. "A"                                          6,943
    34,104     McCormick & Co., Inc.                                               2,167
    52,251     Mead Johnson Nutrition Co.                                          3,443
   456,804     Mondelez International, Inc.                                       11,635
    74,345     Tyson Foods, Inc. "A"                                               1,442
                                                                              ----------
                                                                                  52,398
                                                                              ----------
               PERSONAL PRODUCTS (0.2%)
   110,424     Avon Products, Inc.                                                 1,586
    61,581     Estee Lauder Companies, Inc. "A"                                    3,686
                                                                              ----------
                                                                                   5,272
                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               SOFT DRINKS (2.1%)
   991,169     Coca-Cola Co.                                                  $   35,930
    69,473     Coca-Cola Enterprises, Inc.                                         2,204
    53,210     Dr Pepper Snapple Group, Inc.                                       2,351
    38,322     Monster Beverage Corp.*                                             2,027
   397,446     PepsiCo, Inc.                                                      27,197
                                                                              ----------
                                                                                  69,709
                                                                              ----------
               TOBACCO (1.8%)
   519,561     Altria Group, Inc.                                                 16,325
    33,075     Lorillard, Inc.                                                     3,859
   429,282     Philip Morris International, Inc.                                  35,905
    83,829     Reynolds American, Inc.                                             3,473
                                                                              ----------
                                                                                  59,562
                                                                              ----------
               Total Consumer Staples                                            347,557
                                                                              ----------
               ENERGY (10.9%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
    58,196     CONSOL Energy, Inc.                                                 1,868
    69,779     Peabody Energy Corp.                                                1,857
                                                                              ----------
                                                                                   3,725
                                                                              ----------
               INTEGRATED OIL & GAS (5.4%)
   502,883     Chevron Corp.                                                      54,382
 1,171,208     Exxon Mobil Corp.(f)                                              101,368
    76,685     Hess Corp.                                                          4,061
    47,330     Murphy Oil Corp.                                                    2,819
   208,266     Occidental Petroleum Corp.                                         15,955
                                                                              ----------
                                                                                 178,585
                                                                              ----------
               OIL & GAS DRILLING (0.3%)
    17,796     Diamond Offshore Drilling, Inc.                                     1,209
    59,458     Ensco plc "A"                                                       3,525
    27,527     Helmerich & Payne, Inc.                                             1,542
    73,230     Nabors Industries Ltd.*                                             1,058
    64,717     Noble Corp.                                                         2,254
    32,240     Rowan Companies plc "A"*                                            1,008
                                                                              ----------
                                                                                  10,596
                                                                              ----------
               OIL & GAS EQUIPMENT & SERVICES (1.5%)
   112,661     Baker Hughes, Inc.                                                  4,601
    63,105     Cameron International Corp.*                                        3,563
    61,290     FMC Technologies, Inc.*                                             2,625
   239,187     Halliburton Co.                                                     8,297

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
   109,990     National Oilwell Varco, Inc.                                   $    7,518
   341,019     Schlumberger Ltd.                                                  23,629
                                                                              ----------
                                                                                  50,233
                                                                              ----------
               OIL & GAS EXPLORATION & PRODUCTION (2.5%)
   128,801     Anadarko Petroleum Corp.                                            9,571
   100,914     Apache Corp.                                                        7,922
    53,843     Cabot Oil & Gas Corp.                                               2,678
   133,065     Chesapeake Energy Corp.                                             2,212
   312,104     ConocoPhillips                                                     18,099
   100,055     Denbury Resources, Inc.*                                            1,621
    97,374     Devon Energy Corp.                                                  5,067
    69,636     EOG Resources, Inc.                                                 8,411
    38,207     EQT Corp.                                                           2,254
   182,326     Marathon Oil Corp.                                                  5,590
    34,544     Newfield Exploration Co.*                                             925
    45,602     Noble Energy, Inc.                                                  4,640
    31,591     Pioneer Natural Resources Co.                                       3,367
    45,298     QEP Resources, Inc.                                                 1,371
    41,750     Range Resources Corp.                                               2,623
    89,500     Southwestern Energy Co.*                                            2,990
    49,960     WPX Energy, Inc.*                                                     743
                                                                              ----------
                                                                                  80,084
                                                                              ----------
               OIL & GAS REFINING & MARKETING (0.6%)
    87,178     Marathon Petroleum Corp.                                            5,492
   160,706     Phillips 66                                                         8,534
    36,427     Tesoro Corp.                                                        1,605
   142,945     Valero Energy Corp.                                                 4,877
                                                                              ----------
                                                                                  20,508
                                                                              ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   162,181     Kinder Morgan, Inc.                                                 5,730
   170,821     Spectra Energy Corp.                                                4,677
   174,046     Williams Companies, Inc.                                            5,698
                                                                              ----------
                                                                                  16,105
                                                                              ----------
               Total Energy                                                      359,836
                                                                              ----------
               FINANCIALS (15.5%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    52,993     Ameriprise Financial, Inc.                                          3,319
   300,617     Bank of New York Mellon Corp., Inc.                                 7,726
    32,266     BlackRock, Inc.                                                     6,670
    35,484     Franklin Resources, Inc.                                            4,460

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
   113,840     Invesco Ltd.                                                   $    2,970
    29,620     Legg Mason, Inc.                                                      762
    56,079     Northern Trust Corp.(c)                                             2,813
   119,581     State Street Corp.                                                  5,621
    65,226     T. Rowe Price Group, Inc.                                           4,248
                                                                              ----------
                                                                                  38,589
                                                                              ----------
               CONSUMER FINANCE (0.9%)
   249,986     American Express Co.                                               14,369
   149,865     Capital One Financial Corp.                                         8,682
   129,485     Discover Financial Services                                         4,992
   120,002     SLM Corp.                                                           2,055
                                                                              ----------
                                                                                  30,098
                                                                              ----------
               DIVERSIFIED BANKS (1.8%)
    48,466     Comerica, Inc.                                                      1,470
   483,280     U.S. Bancorp                                                       15,436
 1,259,205     Wells Fargo & Co.                                                  43,040
                                                                              ----------
                                                                                  59,946
                                                                              ----------
               INSURANCE BROKERS (0.3%)
    81,458     Aon plc                                                             4,529
   139,462     Marsh & McLennan Companies, Inc.                                    4,807
                                                                              ----------
                                                                                   9,336
                                                                              ----------
               INVESTMENT BANKING & BROKERAGE (0.8%)
   281,321     Charles Schwab Corp.                                                4,040
    63,532     E*TRADE Financial Corp.*                                              569
   113,562     Goldman Sachs Group, Inc.                                          14,486
   354,677     Morgan Stanley                                                      6,781
                                                                              ----------
                                                                                  25,876
                                                                              ----------
               LIFE & HEALTH INSURANCE (0.9%)
   120,061     AFLAC, Inc.                                                         6,378
    70,309     Lincoln National Corp.                                              1,821
   280,572     MetLife, Inc.                                                       9,242
    71,177     Principal Financial Group, Inc.                                     2,030
   119,509     Prudential Financial, Inc.                                          6,373
    24,639     Torchmark Corp.                                                     1,273
    69,646     Unum Group                                                          1,450
                                                                              ----------
                                                                                  28,567
                                                                              ----------
               MULTI-LINE INSURANCE (0.6%)
   379,863     American International Group, Inc.*                                13,409
    20,494     Assurant, Inc.                                                        711
   123,459     Genworth Financial, Inc. "A"*                                         927

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
   112,936     Hartford Financial Services Group, Inc.                        $    2,535
    80,172     Loews Corp.                                                         3,267
                                                                              ----------
                                                                                  20,849
                                                                              ----------
               MULTI-SECTOR HOLDINGS (0.0%)
    50,711     Leucadia National Corp.                                             1,206
                                                                              ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.2%)
 2,769,722     Bank of America Corp.                                              32,129
   753,672     Citigroup, Inc.                                                    29,815
   976,933     JPMorgan Chase & Co.                                               42,956
                                                                              ----------
                                                                                 104,900
                                                                              ----------
               PROPERTY & CASUALTY INSURANCE (2.2%)
    87,526     ACE Ltd.                                                            6,985
   123,247     Allstate Corp.                                                      4,951
   468,903     Berkshire Hathaway, Inc. "B"*                                      42,061
    67,426     Chubb Corp.                                                         5,078
    37,350     Cincinnati Financial Corp.                                          1,463
   143,581     Progressive Corp.                                                   3,029
    97,862     Travelers Companies, Inc.                                           7,028
    76,890     XL Group plc                                                        1,927
                                                                              ----------
                                                                                  72,522
                                                                              ----------
               REAL ESTATE SERVICES (0.0%)
    77,590     CBRE Group, Inc.*                                                   1,544
                                                                              ----------
               REGIONAL BANKS (1.0%)
   180,979     BB&T Corp.                                                          5,268
   231,233     Fifth Third Bancorp                                                 3,513
    61,655     First Horizon National Corp.                                          611
   218,318     Huntington Bancshares, Inc.                                         1,395
   238,456     KeyCorp                                                             2,008
    31,359     M&T Bank Corp.                                                      3,088
   135,781     PNC Financial Services Group, Inc.                                  7,917
   362,477     Regions Financial Corp.                                             2,581
   138,135     SunTrust Banks, Inc.                                                3,916
    46,602     Zions Bancorp                                                         997
                                                                              ----------
                                                                                  31,294
                                                                              ----------
               REITs - DIVERSIFIED (0.1%)
    43,404     Vornado Realty Trust                                                3,476
                                                                              ----------
               REITs - INDUSTRIAL (0.1%)
   118,169     Prologis, Inc.                                                      4,312
                                                                              ----------
               REITs - OFFICE (0.1%)
    38,643     Boston Properties, Inc.                                             4,089
                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               REITs - RESIDENTIAL (0.3%)
    37,405     Apartment Investment & Management Co. "A"                      $    1,012
    29,473     AvalonBay Communities, Inc.                                         3,996
    82,925     Equity Residential Properties Trust                                 4,700
                                                                              ----------
                                                                                   9,708
                                                                              ----------
               REITs - RETAIL (0.4%)
   104,432     Kimco Realty Corp.                                                  2,017
    79,510     Simon Property Group, Inc.                                         12,570
                                                                              ----------
                                                                                  14,587
                                                                              ----------
               REITs - SPECIALIZED (1.1%)
   101,969     American Tower Corp.                                                7,879
   116,003     HCP, Inc.                                                           5,241
    66,882     Health Care REIT, Inc.                                              4,099
   185,344     Host Hotels & Resorts, Inc.                                         2,904
    41,307     Plum Creek Timber Co., Inc.                                         1,833
    36,944     Public Storage                                                      5,356
    75,713     Ventas, Inc.                                                        4,900
   139,677     Weyerhaeuser Co.                                                    3,886
                                                                              ----------
                                                                                  36,098
                                                                              ----------
               SPECIALIZED FINANCE (0.4%)
    78,484     CME Group, Inc.                                                     3,980
    18,681     IntercontinentalExchange, Inc.*                                     2,313
    50,082     Moody's Corp.                                                       2,520
    30,260     Nasdaq OMX Group, Inc.                                                757
    62,276     NYSE Euronext                                                       1,964
                                                                              ----------
                                                                                  11,534
                                                                              ----------
               THRIFTS & MORTGAGE FINANCE (0.1%)
   121,994     Hudson City Bancorp, Inc.                                             992
    88,108     People's United Financial, Inc.                                     1,065
                                                                              ----------
                                                                                   2,057
                                                                              ----------
               Total Financials                                                  510,588
                                                                              ----------
               HEALTH CARE (12.0%)
               ------------------
               BIOTECHNOLOGY (1.6%)
    50,028     Alexion Pharmaceuticals, Inc.*                                      4,693
   197,003     Amgen, Inc.                                                        17,006
    60,982     Biogen Idec, Inc.*                                                  8,944
   108,666     Celgene Corp.*                                                      8,554
   194,646     Gilead Sciences, Inc.*                                             14,297
                                                                              ----------
                                                                                  53,494
                                                                              ----------

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               HEALTH CARE DISTRIBUTORS (0.4%)
    60,367     AmerisourceBergen Corp.                                        $    2,607
    87,316     Cardinal Health, Inc.                                               3,596
    60,535     McKesson Corp.                                                      5,869
    21,752     Patterson Companies, Inc.                                             744
                                                                              ----------
                                                                                  12,816
                                                                              ----------
               HEALTH CARE EQUIPMENT (2.5%)
   406,183     Abbott Laboratories                                                26,605
   141,120     Baxter International, Inc.                                          9,407
    50,673     Becton, Dickinson & Co.                                             3,962
   353,972     Boston Scientific Corp.*                                            2,028
    19,503     C.R. Bard, Inc.                                                     1,906
    57,599     Carefusion Corp.*                                                   1,646
   121,624     Covidien plc                                                        7,023
    29,679     Edwards Lifesciences Corp.*                                         2,676
    10,242     Intuitive Surgical, Inc.*                                           5,023
   259,904     Medtronic, Inc.                                                    10,661
    79,161     St. Jude Medical, Inc.                                              2,861
    74,211     Stryker Corp.                                                       4,068
    28,178     Varian Medical Systems, Inc.*                                       1,979
    44,545     Zimmer Holdings, Inc.                                               2,970
                                                                              ----------
                                                                                  82,815
                                                                              ----------
               HEALTH CARE FACILITIES (0.0%)
    27,521     Tenet Healthcare Corp.                                                894
                                                                              ----------
               HEALTH CARE SERVICES (0.6%)
    21,412     DaVita, Inc.*                                                       2,367
   209,777     Express Scripts Holding Company*                                   11,328
    24,373     Laboratory Corp. of America Holdings*                               2,111
    40,803     Quest Diagnostics, Inc.                                             2,377
                                                                              ----------
                                                                                  18,183
                                                                              ----------
               HEALTH CARE SUPPLIES (0.1%)
    36,007     DENTSPLY International, Inc.                                        1,426
                                                                              ----------
               HEALTH CARE TECHNOLOGY (0.1%)
    37,421     Cerner Corp.*                                                       2,905
                                                                              ----------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
    89,426     Agilent Technologies, Inc.                                          3,661
    44,657     Life Technologies Corp.*                                            2,192
    29,129     PerkinElmer, Inc.                                                     925
    92,547     Thermo Fisher Scientific, Inc.                                      5,903
    22,240     Waters Corp.*                                                       1,937
                                                                              ----------
                                                                                  14,618
                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               MANAGED HEALTH CARE (1.0%)
    85,723     Aetna, Inc.                                                    $    3,969
    74,009     CIGNA Corp.                                                         3,957
    35,004     Coventry Health Care, Inc.                                          1,569
    40,540     Humana, Inc.                                                        2,782
   262,518     UnitedHealth Group, Inc.                                           14,239
    77,858     WellPoint, Inc.                                                     4,743
                                                                              ----------
                                                                                  31,259
                                                                              ----------
               PHARMACEUTICALS (5.3%)
    78,864     Allergan, Inc.                                                      7,234
   424,242     Bristol-Myers Squibb Co.                                           13,826
   262,786     Eli Lilly and Co.                                                  12,961
    59,996     Forest Laboratories, Inc.*                                          2,119
    42,208     Hospira, Inc.*                                                      1,319
   712,044     Johnson & Johnson                                                  49,914
   781,887     Merck & Co., Inc.                                                  32,010
   104,798     Mylan, Inc.*                                                        2,880
    22,543     Perrigo Co.                                                         2,345
 1,891,907     Pfizer, Inc.(f)                                                    47,449
    32,741     Watson Pharmaceuticals, Inc.*                                       2,816
                                                                              ----------
                                                                                 174,873
                                                                              ----------
               Total Health Care                                                 393,283
                                                                              ----------
               INDUSTRIALS (10.1%)
               ------------------
               AEROSPACE & DEFENSE (2.4%)
   174,461     Boeing Co.                                                         13,147
    85,032     General Dynamics Corp.                                              5,890
   201,415     Honeywell International, Inc.                                      12,784
    23,988     L-3 Communications Holdings, Inc.                                   1,838
    68,947     Lockheed Martin Corp.                                               6,363
    62,880     Northrop Grumman Corp.                                              4,250
    37,551     Precision Castparts Corp.                                           7,113
    84,401     Raytheon Co.                                                        4,858
    36,145     Rockwell Collins, Inc.                                              2,103
    71,696     Textron, Inc.                                                       1,777
   216,795     United Technologies Corp.                                          17,779
                                                                              ----------
                                                                                  77,902
                                                                              ----------
               AIR FREIGHT & LOGISTICS (0.8%)
    41,772     C.H. Robinson Worldwide, Inc.                                       2,641
    54,361     Expeditors International of Washington, Inc.                        2,150
    74,905     FedEx Corp.                                                         6,870
   183,609     United Parcel Service, Inc. "B"                                    13,538
                                                                              ----------
                                                                                  25,199
                                                                              ----------

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               AIRLINES (0.1%)
   190,645     Southwest Airlines Co.                                         $    1,952
                                                                              ----------
               BUILDING PRODUCTS (0.0%)
    91,546     Masco Corp.                                                         1,525
                                                                              ----------
               CONSTRUCTION & ENGINEERING (0.2%)
    42,586     Fluor Corp.                                                         2,501
    32,904     Jacobs Engineering Group, Inc.*                                     1,401
    55,397     Quanta Services, Inc.*                                              1,512
                                                                              ----------
                                                                                   5,414
                                                                              ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
   168,113     Caterpillar, Inc.                                                  15,060
    45,410     Cummins, Inc.                                                       4,920
   100,647     Deere & Co.                                                         8,698
    27,137     Joy Global, Inc.                                                    1,731
    90,280     PACCAR, Inc.                                                        4,081
                                                                              ----------
                                                                                  34,490
                                                                              ----------
               DIVERSIFIED SUPPORT SERVICES (0.1%)
    27,735     Cintas Corp.                                                        1,134
    42,205     Iron Mountain, Inc.                                                 1,311
                                                                              ----------
                                                                                   2,445
                                                                              ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   119,200     Eaton Corp. plc                                                     6,460
   185,665     Emerson Electric Co.                                                9,833
    35,810     Rockwell Automation, Inc.                                           3,008
    25,306     Roper Industries, Inc.                                              2,821
                                                                              ----------
                                                                                  22,122
                                                                              ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    76,800     Republic Services, Inc.                                             2,253
    22,174     Stericycle, Inc.*                                                   2,068
   111,744     Waste Management, Inc.                                              3,770
                                                                              ----------
                                                                                   8,091
                                                                              ----------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    35,856     Robert Half International, Inc.                                     1,141
                                                                              ----------
               INDUSTRIAL CONGLOMERATES (2.4%)
   163,532     3M Co.                                                             15,184
   149,721     Danaher Corp.                                                       8,369
 2,694,647     General Electric Co.(f)                                            56,561
                                                                              ----------
                                                                                  80,114
                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (0.9%)
    46,086     Dover Corp.                                                    $    3,028
    13,013     Flowserve Corp.                                                     1,910
   109,590     Illinois Tool Works, Inc.                                           6,664
    71,945     Ingersoll-Rand plc                                                  3,451
    28,600     Pall Corp.                                                          1,723
    38,137     Parker-Hannifin Corp.                                               3,244
    53,692     Pentair Ltd.                                                        2,639
    14,671     Snap-On, Inc.                                                       1,159
    43,269     Stanley Black & Decker, Inc.                                        3,201
    48,511     Xylem, Inc.                                                         1,315
                                                                              ----------
                                                                                  28,334
                                                                              ----------
               OFFICE SERVICES & SUPPLIES (0.0%)
    25,394     Avery Dennison Corp.                                                  887
    51,949     Pitney Bowes, Inc.                                                    552
                                                                              ----------
                                                                                   1,439
                                                                              ----------
               RAILROADS (0.8%)
   264,153     CSX Corp.                                                           5,212
    81,679     Norfolk Southern Corp.                                              5,051
   120,806     Union Pacific Corp.                                                15,187
                                                                              ----------
                                                                                  25,450
                                                                              ----------
               RESEARCH & CONSULTING SERVICES (0.1%)
    11,342     Dun & Bradstreet Corp.                                                892
    30,776     Equifax, Inc.                                                       1,666
                                                                              ----------
                                                                                   2,558
                                                                              ----------
               SECURITY & ALARM SERVICES (0.2%)
    60,131     ADT Corp.                                                           2,796
   119,797     Tyco International Ltd.                                             3,504
                                                                              ----------
                                                                                   6,300
                                                                              ----------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
    69,120     Fastenal Co.                                                        3,227
    15,396     W.W. Grainger, Inc.                                                 3,116
                                                                              ----------
                                                                                   6,343
                                                                              ----------
               TRUCKING (0.0%)
    13,505     Ryder System, Inc.                                                    674
                                                                              ----------
               Total Industrials                                                 331,493
                                                                              ----------
               INFORMATION TECHNOLOGY (19.0%)
               -----------------------------
               APPLICATION SOFTWARE (0.6%)
   127,255     Adobe Systems, Inc.*                                                4,795
    57,954     Autodesk, Inc.*                                                     2,049

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
    47,965     Citrix Systems, Inc.*                                          $    3,154
    71,666     Intuit, Inc.                                                        4,264
    33,570     salesforce.com, Inc.*                                               5,643
                                                                              ----------
                                                                                  19,905
                                                                              ----------
               COMMUNICATIONS EQUIPMENT (2.0%)
 1,364,410     Cisco Systems, Inc.                                                26,811
    20,303     F5 Networks, Inc.*                                                  1,972
    29,693     Harris Corp.                                                        1,454
    58,955     JDS Uniphase Corp.*                                                   798
   132,422     Juniper Networks, Inc.*                                             2,605
    72,140     Motorola Solutions, Inc.                                            4,017
   437,911     QUALCOMM, Inc.                                                     27,159
                                                                              ----------
                                                                                  64,816
                                                                              ----------
               COMPUTER HARDWARE (4.3%)
   241,735     Apple, Inc.                                                       128,852
   375,977     Dell, Inc.                                                          3,809
   504,042     Hewlett-Packard Co.                                                 7,182
                                                                              ----------
                                                                                 139,843
                                                                              ----------
               COMPUTER STORAGE & PERIPHERALS (0.8%)
   541,581     EMC Corp.*                                                         13,702
    91,670     NetApp, Inc.*                                                       3,075
    62,118     SanDisk Corp.*                                                      2,706
    86,379     Seagate Technology plc                                              2,633
    55,830     Western Digital Corp.                                               2,372
                                                                              ----------
                                                                                  24,488
                                                                              ----------
               DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
   124,633     Automatic Data Processing, Inc.                                     7,105
    39,718     Computer Sciences Corp.                                             1,591
    64,250     Fidelity National Information Services, Inc.                        2,236
    34,128     Fiserv, Inc.*                                                       2,697
    27,514     MasterCard, Inc. "A"                                               13,517
    82,720     Paychex, Inc.                                                       2,576
    41,090     Total System Services, Inc.                                           880
   133,987     Visa, Inc. "A"                                                     20,310
   155,019     Western Union Co.                                                   2,110
                                                                              ----------
                                                                                  53,022
                                                                              ----------
               ELECTRONIC COMPONENTS (0.2%)
    41,011     Amphenol Corp. "A"                                                  2,654
   379,973     Corning, Inc.                                                       4,795
                                                                              ----------
                                                                                   7,449
                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    37,765     FLIR Systems, Inc.                                             $      843
                                                                              ----------
               ELECTRONIC MANUFACTURING SERVICES (0.2%)
    47,976     Jabil Circuit, Inc.                                                   926
    35,030     Molex, Inc.                                                           957
   108,432     TE Connectivity Ltd.                                                4,025
                                                                              ----------
                                                                                   5,908
                                                                              ----------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
    77,400     Electronic Arts, Inc.*                                              1,125
                                                                              ----------
               INTERNET SOFTWARE & SERVICES (2.2%)
    45,590     Akamai Technologies, Inc.*                                          1,865
   299,265     eBay, Inc.*                                                        15,269
    68,398     Google, Inc. "A"*                                                  48,520
    39,862     VeriSign, Inc.*                                                     1,547
   267,248     Yahoo!, Inc.*                                                       5,318
                                                                              ----------
                                                                                  72,519
                                                                              ----------
               IT CONSULTING & OTHER SERVICES (2.2%)
   164,059     Accenture plc "A"                                                  10,910
    77,140     Cognizant Technology Solutions Corp. "A"*                           5,712
   272,929     International Business Machines Corp.                              52,279
    72,799     SAIC, Inc.                                                            824
    43,344     Teradata Corp.*                                                     2,683
                                                                              ----------
                                                                                  72,408
                                                                              ----------
               OFFICE ELECTRONICS (0.1%)
   326,425     Xerox Corp.                                                         2,226
                                                                              ----------
               SEMICONDUCTOR EQUIPMENT (0.2%)
   307,563     Applied Materials, Inc.                                             3,518
    42,754     KLA-Tencor Corp.                                                    2,042
    44,056     Lam Research Corp.*                                                 1,592
    48,916     Teradyne, Inc.*                                                       826
                                                                              ----------
                                                                                   7,978
                                                                              ----------
               SEMICONDUCTORS (1.8%)
   155,910     Advanced Micro Devices, Inc.*                                         374
    82,642     Altera Corp.                                                        2,846
    77,513     Analog Devices, Inc.                                                3,260
   133,295     Broadcom Corp. "A"                                                  4,427
    14,887     First Solar, Inc.*                                                    460
 1,278,627     Intel Corp.                                                        26,378
    60,134     Linear Technology Corp.                                             2,062
   145,375     LSI Corp.*                                                          1,029

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
    50,192     Microchip Technology, Inc.                                     $    1,636
   260,749     Micron Technology, Inc.*                                            1,656
   159,957     NVIDIA Corp.                                                        1,966
   287,844     Texas Instruments, Inc.                                             8,906
    67,129     Xilinx, Inc.                                                        2,410
                                                                              ----------
                                                                                  57,410
                                                                              ----------
               SYSTEMS SOFTWARE (2.8%)
    36,493     BMC Software, Inc.*                                                 1,447
    87,203     CA, Inc.                                                            1,917
 1,946,540     Microsoft Corp.                                                    52,031
   965,918     Oracle Corp.                                                       32,185
    49,545     Red Hat, Inc.*                                                      2,624
   177,582     Symantec Corp.*                                                     3,340
                                                                              ----------
                                                                                  93,544
                                                                              ----------
               Total Information Technology                                      623,484
                                                                              ----------
               MATERIALS (3.6%)
               ---------------
               ALUMINUM (0.1%)
   273,870     Alcoa, Inc.                                                         2,377
                                                                              ----------
               COMMODITY CHEMICALS (0.2%)
    97,273     LyondellBasell Industries N.V.                                      5,553
                                                                              ----------
               CONSTRUCTION MATERIALS (0.0%)
    33,107     Vulcan Materials Co.                                                1,723
                                                                              ----------
               DIVERSIFIED CHEMICALS (0.9%)
   308,675     Dow Chemical Co.                                                    9,976
   239,643     E.I. du Pont de Nemours & Co.                                      10,777
    39,251     Eastman Chemical Co.                                                2,671
    35,696     FMC Corp.                                                           2,089
    39,533     PPG Industries, Inc.                                                5,351
                                                                              ----------
                                                                                  30,864
                                                                              ----------
               DIVERSIFIED METALS & MINING (0.3%)
   243,371     Freeport-McMoRan Copper & Gold, Inc.                                8,323
    17,600     Titanium Metals Corp.                                                 291
                                                                              ----------
                                                                                   8,614
                                                                              ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    16,078     CF Industries Holdings, Inc.                                        3,267
   137,340     Monsanto Co.                                                       12,999
    70,920     Mosaic Co.                                                          4,016
                                                                              ----------
                                                                                  20,282
                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               GOLD (0.2%)
   127,190     Newmont Mining Corp.                                           $    5,907
                                                                              ----------
               INDUSTRIAL GASES (0.4%)
    54,889     Air Products & Chemicals, Inc.                                      4,612
    18,179     Airgas, Inc.                                                        1,659
    76,464     Praxair, Inc.                                                       8,369
                                                                              ----------
                                                                                  14,640
                                                                              ----------
               METAL & GLASS CONTAINERS (0.1%)
    39,738     Ball Corp.                                                          1,778
    41,739     Owens-Illinois, Inc.*                                                 888
                                                                              ----------
                                                                                   2,666
                                                                              ----------
               PAPER PACKAGING (0.0%)
    27,127     Bemis Co., Inc.                                                       907
    50,015     Sealed Air Corp.                                                      876
                                                                              ----------
                                                                                   1,783
                                                                              ----------
               PAPER PRODUCTS (0.2%)
   113,358     International Paper Co.                                             4,516
    45,312     MeadWestvaco Corp.                                                  1,444
                                                                              ----------
                                                                                   5,960
                                                                              ----------
               SPECIALTY CHEMICALS (0.4%)
    67,505     Ecolab, Inc.                                                        4,854
    20,717     International Flavors & Fragrances, Inc.                            1,378
    22,135     Sherwin-Williams Co.                                                3,405
    30,955     Sigma-Aldrich Corp.                                                 2,278
                                                                              ----------
                                                                                  11,915
                                                                              ----------
               STEEL (0.2%)
    27,990     Allegheny Technologies, Inc.                                          850
    36,390     Cliffs Natural Resources, Inc.                                      1,403
    81,414     Nucor Corp.                                                         3,516
    36,743     United States Steel Corp.                                             877
                                                                              ----------
                                                                                   6,646
                                                                              ----------
               Total Materials                                                   118,930
                                                                              ----------
               TELECOMMUNICATION SERVICES (3.0%)
               --------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.7%)
 1,459,753     AT&T, Inc.                                                         49,208
   160,935     CenturyLink, Inc.                                                   6,296
   251,625     Frontier Communications Corp.                                       1,077
   733,526     Verizon Communications, Inc.                                       31,740
   150,371     Windstream Corp.                                                    1,245
                                                                              ----------
                                                                                  89,566
                                                                              ----------

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    75,141     Crown Castle International Corp.*                              $    5,422
    81,135     MetroPCS Communications, Inc.*                                        807
   769,327     Sprint Nextel Corp.*                                                4,362
                                                                              ----------
                                                                                  10,591
                                                                              ----------
               Total Telecommunication Services                                  100,157
                                                                              ----------
               UTILITIES (3.4%)
               ---------------
               ELECTRIC UTILITIES (1.6%)
   125,395     American Electric Power Co., Inc.                                   5,352
    83,549     Edison International                                                3,776
    45,467     Entergy Corp.                                                       2,898
   218,814     Exelon Corp.                                                        6,508
   107,237     FirstEnergy Corp.                                                   4,478
   109,028     NextEra Energy, Inc.                                                7,544
    80,609     Northeast Utilities                                                 3,150
    59,584     Pepco Holdings, Inc.                                                1,168
    28,089     Pinnacle West Capital Corp.                                         1,432
   150,361     PPL Corp.                                                           4,305
   225,168     Southern Co.                                                        9,639
   124,998     Xcel Energy, Inc.                                                   3,339
                                                                              ----------
                                                                                  53,589
                                                                              ----------
               GAS UTILITIES (0.1%)
    30,059     AGL Resources, Inc.                                                 1,201
    52,317     ONEOK, Inc.                                                         2,237
                                                                              ----------
                                                                                   3,438
                                                                              ----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   159,243     AES Corp.                                                           1,704
    82,492     NRG Energy, Inc.                                                    1,896
                                                                              ----------
                                                                                   3,600
                                                                              ----------
               MULTI-UTILITIES (1.6%)
    62,350     Ameren Corp.                                                        1,916
   109,317     CenterPoint Energy, Inc.                                            2,105
    67,600     CMS Energy Corp.                                                    1,648
    75,032     Consolidated Edison, Inc.                                           4,167
   147,955     Dominion Resources, Inc.                                            7,664
    43,969     DTE Energy Co.                                                      2,640
   181,217     Duke Energy Corp.                                                  11,562
    19,749     Integrys Energy Group, Inc.                                         1,031
    79,403     NiSource, Inc.                                                      1,976
   110,691     PG&E Corp.                                                          4,448
   129,682     Public Service Enterprise Group, Inc.                               3,968

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------
                                                                                  MARKET
NUMBER                                                                             VALUE
OF SHARES      SECURITY                                                            (000)
----------------------------------------------------------------------------------------
    33,628     SCANA Corp.                                                    $    1,535
    58,286     Sempra Energy                                                       4,135
    51,502     TECO Energy, Inc.                                                     863
    59,297     Wisconsin Energy Corp.                                              2,185
                                                                              ----------
                                                                                  51,843
                                                                              ----------
               Total Utilities                                                   112,470
                                                                              ----------
               Total Common Stocks (cost: $2,623,781)                          3,274,275
                                                                              ----------

               MONEY MARKET INSTRUMENTS (0.4%)

               MONEY MARKET FUND (0.2%)
 6,724,306     Northern Institutional Funds - Diversified
                 Assets Portfolio, 0.01%(a),(d)                                    6,724
                                                                              ----------

----------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
----------------------------------------------------------------------------------------
               U.S. TREASURY BILLS (0.2%)
    $4,910     0.14%, 04/25/2013(b),(e)                                            4,909
                                                                              ----------
               Total Money Market Instruments (cost: $4,908)                      11,633
                                                                              ----------

               TOTAL INVESTMENTS (COST: $2,635,413)                           $3,285,908
                                                                              ==========

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
                                        QUOTED PRICES     OTHER SIGNIFICANT      SIGNIFICANT
                                    IN ACTIVE MARKETS            OBSERVABLE     UNOBSERVABLE
                                 FOR IDENTICAL ASSETS                INPUTS           INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $3,274,275                    $-               $-     $3,274,275
Money Market Instruments:
  Money Market Fund                             6,724                     -                -          6,724
  U.S. Treasury Bills                           4,909                     -                -          4,909
Other financial instruments*                       30                     -                -             30
-----------------------------------------------------------------------------------------------------------
Total                                      $3,285,938                    $-               $-     $3,285,938
-----------------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-------------------------------------------------------------------------------
                                                      COMMON          PREFERRED
                                                      STOCKS             STOCKS
-------------------------------------------------------------------------------
Balance as of December 31, 2011                           $2                 $2
Purchases                                                  -                  -
Sales                                                      -                  -
Transfers into Level 3                                     -                  -
Transfers out of Level 3                                  (2)                (2)
Net realized gain (loss)                                   -                  -
Change in net unrealized appreciation/depreciation         -                  -
-------------------------------------------------------------------------------
Balance as of December 31, 2012                           $-                 $-
-------------------------------------------------------------------------------

For the period of January 1, 2012, through December 31, 2012, common and preferred stocks with a fair value of $4,000 were transferred from level 3 to level 1 as trading resumed after a division spin-off was completed. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2012

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   REIT -- Real estate investment trust

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at December 31, 2012.

   (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

   (c) Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
       (NTI), which is the subadviser of the Fund.

   (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

   (e) Security with a value of $4,909,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

   (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2012, as shown in the following table:

                                                                  VALUE AT
                                                                DECEMBER 31,    UNREALIZED
TYPE OF FUTURE            EXPIRATION    CONTRACTS    POSITION       2012       APPRECIATION
-------------------------------------------------------------------------------------------
S&P 500 Index Futures   March 14, 2013     42          Long     $14,911,000      $30,000

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2012

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,635,413)           $3,285,908
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                              95
      Nonaffiliated transactions                                                 5,668
    USAA Asset Management Company (Note 7D)                                        528
    USAA Transfer Agency Company (Note 7E)                                           3
    Dividends and interest                                                       3,611
    Securities sold                                                                489
    Other                                                                           11
  Variation margin on futures contracts                                            399
                                                                            ----------
      Total assets                                                           3,296,712
                                                                            ----------
LIABILITIES
  Payables:
    Payable for return of collateral for securities loaned (Note 5)                773
    Capital shares redeemed                                                      5,413
  Accrued management fees                                                          286
  Accrued administration and servicing fees                                        148
  Accrued transfer agent's fees                                                    130
  Other accrued expenses and payables                                              171
                                                                            ----------
      Total liabilities                                                          6,921
                                                                            ----------
        Net assets applicable to capital shares outstanding                 $3,289,791
                                                                            ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $2,651,337
  Accumulated undistributed net investment income                                  261
  Accumulated net realized loss on investments and futures transactions        (12,332)
  Net unrealized appreciation of investments and futures contracts             650,525
                                                                            ----------
        Net assets applicable to capital shares outstanding                 $3,289,791
                                                                            ==========
  Net asset value, redemption price, and offering price per share:
    Member Shares (net assets of $2,116,203/104,052 shares outstanding)     $    20.34
                                                                            ==========
    Reward Shares (net assets of $1,173,588/57,699 shares outstanding)      $    20.34
                                                                            ==========

See accompanying notes to financial statements.

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                             $ 76,720
  Interest                                                                    11
  Other (Note 7B)                                                              1
                                                                        --------
        Total income                                                      76,732
                                                                        --------
EXPENSES
  Management fees                                                          3,332
  Administration and servicing fees:
    Member Shares                                                          1,261
    Reward Shares                                                            738
  Transfer agent's fees:
    Member Shares                                                          2,790
    Reward Shares                                                          1,170
  Custody and accounting fees:
    Member Shares                                                             22
    Reward Shares                                                             12
  Postage:
    Member Shares                                                            211
    Reward Shares                                                             30
  Shareholder reporting fees:
    Member Shares                                                             92
    Reward Shares                                                              3
  Trustees' fees                                                              11
  Registration fees:
    Member Shares                                                             51
    Reward Shares                                                             44
  Professional fees                                                          232
  Other                                                                       83
                                                                        --------
        Total expenses                                                    10,082
                                                                        --------
  Expenses reimbursed:
    Member Shares                                                         (1,479)
    Reward Shares                                                         (1,503)
                                                                        --------
        Net expenses                                                       7,100
                                                                        --------
NET INVESTMENT INCOME                                                     69,632
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain on:
    Investments                                                          207,580
    Futures transactions                                                   4,156
  Change in net unrealized appreciation/depreciation of:
    Investments                                                          214,452
    Futures contracts                                                         (3)
                                                                        --------
        Net realized and unrealized gain                                 426,185
                                                                        --------
  Increase in net assets resulting from operations                      $495,817
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                   2012            2011
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                      $   69,632      $   68,261
  Net realized gain on investments                              207,580           9,834
  Net realized gain on futures transactions                       4,156           6,832
  Change in net unrealized appreciation/depreciation of:
    Investments                                                 214,452         (23,077)
    Futures contracts                                                (3)         (1,027)
                                                             --------------------------
    Increase in net assets resulting from operations            495,817          60,823
                                                             --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Member Shares                                               (43,728)        (38,810)
    Reward Shares                                               (26,855)        (26,459)
                                                             --------------------------
    Total distributions of net investment income                (70,583)        (65,269)
                                                             --------------------------
  Net realized gains:
    Member Shares                                              (100,264)              -
    Reward Shares                                               (55,636)              -
                                                             --------------------------
    Total distributions of net realized gains                  (155,900)              -
                                                             --------------------------
  Distributions to shareholders                                (226,483)              -
                                                             --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Member Shares                                                 (11,173)        (53,612)
  Reward Shares                                                (253,110)        161,404
                                                             --------------------------
        Total net increase (decrease) in net assets
           from capital share transactions                     (264,283)        107,792
                                                             --------------------------
  Capital contribution from USAA Transfer Agency
    Company (Note 7E):
    Reward Shares                                                     3              14
                                                             --------------------------
  Net increase in net assets                                      5,054         103,360
NET ASSETS
  Beginning of year                                           3,284,737       3,181,377
                                                             --------------------------
  End of year                                                $3,289,791      $3,284,737
                                                             ==========================
Accumulated undistributed net investment income:
  End of year                                                $      261      $    3,309
                                                             ==========================

See accompanying notes to financial statements.

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are currently offered for sale to qualified shareholders, a USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

       the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2012*
    (IN THOUSANDS)

                                 ASSET DERIVATIVES                 LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------
                               STATEMENT OF                      STATEMENT OF
                               ASSETS AND                        ASSETS AND
DERIVATIVES NOT ACCOUNTED      LIABILITIES                       LIABILITIES
FOR AS HEDGING INSTRUMENTS     LOCATION          FAIR VALUE      LOCATION         FAIR VALUE
--------------------------------------------------------------------------------------------
Equity contracts               Net unrealized       $30**            -                $-
                               appreciation of
                               investments and
                               futures contracts
--------------------------------------------------------------------------------------------

     *For open derivative instruments as of December 31, 2012, see the portfolio of investments, which also is indicative of activity for the year ended December 31, 2012.

    **Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2012 (IN THOUSANDS)

                                                                   CHANGE IN
                                                                   UNREALIZED
DERIVATIVES NOT                                   REALIZED         APPRECIATION
ACCOUNTED FOR AS      STATEMENT OF                GAIN (LOSS)      (DEPRECIATION)
HEDGING INSTRUMENTS   OPERATIONS LOCATION         ON DERIVATIVES   ON DERIVATIVES
---------------------------------------------------------------------------------
Equity contracts      Net realized gain              $4,156              ($3)
                      on futures transactions/
                      Change in net unrealized
                      appreciation/depreciation
                      of futures contracts
----------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

    premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the year ended December 31, 2012, bank credits reduced the expenses of the Member Shares and Reward Shares by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2012, the Fund paid CAPCO facility fees of $22,000, which represents 6.0% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended December 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for distributions reclass and non-REIT return of capital adjustments resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital by $576,000, decrease accumulated undistributed net investment income by $2,097,000, and decrease accumulated net realized loss on investments by $2,673,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2012, and 2011, was as follows:

                                              2012              2011
                                          ------------------------------
Ordinary income*                          $ 72,625,000       $65,269,000
Long-term realized capital gains           153,858,000                 -

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

As of December 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows:

Accumulated capital and other losses                            $ (3,643,000)
Unrealized appreciation of investments                           642,097,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and non-REIT return of capital adjustments.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended December 31, 2012, the Fund utilized pre-enactment capital loss carryforwards of $60,735,000, to offset capital gains. At December 31, 2012, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2012, the Fund deferred to January 1, 2013, post-October capital losses of $3,643,000.

For the year ended December 31, 2012, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2012, were $125,041,000 and $512,291,000, respectively.

As of December 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was $2,643,811,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2012, for federal income tax purposes, were $1,059,451,000 and $417,354,000, respectively, resulting in net unrealized appreciation of $642,097,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended December 31, 2012, the Fund received no securities-lending income. As of December 31, 2012, the Fund had no securities out on loan. However, a payable to Lehman Brothers, Inc. of $773,000 remains for unclaimed cash collateral and interest on prior lending of securities.

(6) CAPITAL SHARE TRANSACTIONS

At December 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                          YEAR ENDED                YEAR ENDED
                                      DECEMBER 31, 2012         DECEMBER 31, 2011
-----------------------------------------------------------------------------------
                                     SHARES       AMOUNT       SHARES       AMOUNT
                                    -----------------------------------------------
MEMBER SHARES:
Shares sold                          12,185     $ 250,575      17,509     $ 333,794
Shares issued from reinvested
  dividends                           6,927       141,601       2,018        37,647
Shares redeemed                     (19,549)     (403,349)    (22,269)     (425,053)
                                    -----------------------------------------------
Net decrease from capital
  share transactions                   (437)    $ (11,173)     (2,742)    $ (53,612)
                                    ===============================================
REWARD SHARES:
Shares sold                          13,312     $ 274,486      19,135     $ 366,091
Shares issued from reinvested
  dividends                           3,866        79,124       1,370        25,524
Shares redeemed                     (29,389)     (606,720)    (12,079)     (230,211)
                                    -----------------------------------------------
Net increase (decrease) from
  capital share transactions        (12,211)    $(253,110)      8,426     $ 161,404
                                    ===============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to a Management Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2012, the Fund incurred management fees, paid or payable to the Manager, of $3,332,000.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average net assets on amounts up to $1.5 billion; 0.01% of the Fund's average net assets for the next $1.5 billion; and 0.005% of the Fund's average net assets that exceed $3 billion. For the year ended December 31, 2012, the Manager incurred subadvisory fees, paid or payable to NTI, of $467,000.

    NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the year ended December 31, 2012, NTI remitted $1,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

    NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

    annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2012, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,261,000 and $738,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2012, the Fund reimbursed the Manager $105,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2013, to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and 0.15%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2012, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $1,479,000 and $1,503,000, respectively, of which $528,000 in total was receivable from the Manager.

    In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average net assets of the Fund. For the year ended December 31, 2012, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $22,000 and $12,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $2,790,000 and $1,170,000, respectively.

    Additionally, the Fund's Reward Shares recorded a capital contribution and receivable from SAS of $3,000 at December 31, 2012, for adjustments related to corrections to certain shareholder transactions.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

G. ACCOUNT MAINTENANCE FEE -- For the Member Shares, SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

The Fund's Reward Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of December 31, 2012, the Fund recorded a receivable for capital shares sold of $95,000 for the USAA fund-of-funds purchases of the Rewards Shares. As of December 31, 2012, the USAA

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                           OWNERSHIP %
--------------------------------------------------------------------------
USAA Cornerstone Equity Fund                                      0.0*
USAA Cornerstone Conservative Fund                                0.0*
USAA Target Retirement Income Fund                                0.3
USAA Target Retirement 2020 Fund                                  0.7
USAA Target Retirement 2030 Fund                                  1.5
USAA Target Retirement 2040 Fund                                  2.0
USAA Target Retirement 2050 Fund                                  1.0

*Represents less than 0.1%

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(9) FINANCIAL HIGHLIGHTS -- MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED DECEMBER 31,
                                       ---------------------------------------------------------------------
                                             2012          2011           2010           2009           2008
                                       ---------------------------------------------------------------------
Net asset value at
  beginning of period                  $    18.83    $    18.86     $    16.71     $    13.51     $    21.98
                                       ---------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                       .41           .39            .30            .30            .39
  Net realized and
    unrealized gain (loss)                   2.54          (.05)          2.15           3.20          (8.47)
                                       ---------------------------------------------------------------------
Total from investment operations             2.95           .34           2.45           3.50          (8.08)
                                       ---------------------------------------------------------------------
Less distributions from:
  Net investment income                      (.43)         (.37)          (.30)          (.30)          (.39)
  Realized capital gains                    (1.01)            -              -              -              -
                                       ---------------------------------------------------------------------
Total distributions                         (1.44)         (.37)          (.30)          (.30)          (.39)
                                       ---------------------------------------------------------------------
Net asset value at end of period       $    20.34    $    18.83     $    18.86     $    16.71     $    13.51
                                       =====================================================================
Total return (%)*                           15.75          1.82          14.81          26.28         (37.13)
Net assets at end of
  period (000)                         $2,116,203    $1,967,983     $2,021,901     $1,831,645     $1,446,160
Ratios to average net assets:**
  Expenses (%)(b)                             .25           .25            .25            .25            .23(a)
  Expenses, excluding
    reimbursements (%)(b)                     .32           .33            .36            .40            .37
  Net investment income (%)                  2.06          2.03           1.75           2.11           2.12
Portfolio turnover (%)                          4             3              4              5              3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2012, average net assets were
    $2,101,016,000.
(a) Effective May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.25% of their average net assets. Prior to May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their average net assets from October 1, 2004, through April 30, 2008.
(b) Reflects total operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                            YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------
                                           2012           2011            2010         2009          2008
                                     --------------------------------------------------------------------
Net asset value at beginning
  of period                          $    18.83     $    18.86      $    16.71     $  13.51      $  21.99
                                     --------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                     .43            .40             .33          .32           .41
  Net realized and
    unrealized gain (loss)                 2.54           (.04)           2.15         3.20         (8.48)
                                     --------------------------------------------------------------------
Total from investment operations           2.97            .36            2.48         3.52         (8.07)
                                     --------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.45)          (.39)           (.33)        (.32)         (.41)
  Realized capital gains                  (1.01)             -               -            -             -
                                     --------------------------------------------------------------------
Total distributions                       (1.46)          (.39)           (.33)        (.32)         (.41)
                                     --------------------------------------------------------------------
Net asset value at end of period     $    20.34     $    18.83      $    18.86     $  16.71      $  13.51
                                     ====================================================================
Total return (%)*                         15.86           1.96           14.99        26.47        (37.07)
Net assets at end of period (000)    $1,173,588     $1,316,754      $1,159,476     $894,035      $697,750
Ratios to average net assets:**
  Expenses (%)(a)                           .15            .13(b)          .09          .09           .09
  Expenses, excluding
    reimbursements (%)(a)                   .27            .24             .24          .23           .21
  Net investment income (%)                2.15           2.14            1.92         2.26          2.27
Portfolio turnover (%)                        4              3               4            5             3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2012, average net assets were
    $1,230,588,000.
(a) Reflects total operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Effective May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.15% of their average net assets. Prior to May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

December 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2012, through December 31, 2012.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the Member Shares annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                    BEGINNING              ENDING             DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE         JULY 1, 2012 -
                                   JULY 1, 2012       DECEMBER 31, 2012     DECEMBER 31, 2012
                                  -----------------------------------------------------------
MEMBER SHARES
Actual                              $1,000.00             $1,058.30               $1.29

Hypothetical
  (5% return before expenses)        1,000.00              1,023.88                1.27

REWARD SHARES
Actual                               1,000.00              1,058.80                0.78

Hypothetical
  (5% return before expenses)        1,000.00              1,024.38                0.76

* Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member Shares and 0.15% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 5.83% for Member Shares and 5.88% for Reward Shares for the six-month period of July 1, 2012, through December 31, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chairman
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

PAUL L. McNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors L.P. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2)  Member of Executive Committee
   (3)  Member of Audit Committee
   (4)  Member of Pricing and Investment Committee
   (5)  Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+)  Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Director, USAA IMCO (08/12-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Director Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

60  | USAA S&P 500 INDEX FUND

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, AMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company
      Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        The Northern Trust Company
ACCOUNTING AGENT                     50 S. LaSalle St.
                                     Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    29237-0213                               (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 12 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2012 and 2011 were $360,045 and $348,949, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2012 and 2011 were $65,860 and $64,378, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2012 and 2011 were $387,250 and $378,534, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2012

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     02/26/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     02/27/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/26/2013
         ------------------------------
*Print the name and title of each signing officer under his or her signature.